Note 1-Description of Business and Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Basis of Presentation

Basis of Presentation

The audited financial statements have been prepared by Pazoo, Inc. (the “Company”), pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments), which are, in the opinion of management, necessary to fairly present the operating results for the respective periods.